                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3/31/06

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601, Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


/s/ George V. Young                    New Orleans, LA   5/3/06
------------------------------------   ---------------   ------
[Signature]                            [City, State]     [Date]

Report Type (Check one only.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     13F File Number          Name
     ---------------          ----
     28-___________________   __________________________________________________
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:        120

Form 13F Information Table Value Total:   $935,766
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.       13F File Number             Name
     -------   --------------------          ----

     _______   28-________________________   ___________________________________
     [Repeat as necessary.]

                          St. Denis J. Villere Co., LLC
                                       13F
                                 March 31, 2006


                                                          COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
          COLUMN 1               COLUMN 2      COLUMN 3  --------- ------------------------- ---------- --------   VOTING AUTHORITY
       --------------        --------------- -----------   VALUE    SHRS OR                  INVESTMENT   OTHER  -------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED  NONE
       --------------        --------------- ----------- --------- --------- ------ -------- ---------- -------- ---- --------- ----
SCP POOL CORP                COM             784028 10 2   76,094  1,622,129 Sh                 OTHER                 1,622,129
AMERICAN VANGUARD CORP       COM             030371 10 8   63,476  2,077,763 Sh                 OTHER                 2,077,763
LUMINEX CORP DEL             COM             55027E 10 2   62,041  4,175,021 Sh                 OTHER                 4,175,021
3-D SYS CORP DEL             COM NEW         88554D 20 5   49,386  2,310,982 Sh                 OTHER                 2,310,982
PHI INC                      COM NON VTG     69336T 20 5   42,340  1,153,040 Sh                 OTHER                 1,153,040
NOBLE INTL LTD               COM             655053 10 6   41,950  2,477,855 Sh                 OTHER                 2,477,855
LASERSCOPE                   COM             518081 10 4   41,265  1,744,800 Sh                 OTHER                 1,744,800
EPIQ SYS INC                 COM             26882D 10 9   31,852  1,676,431 Sh                 OTHER                 1,676,431
FIRST ST BANCORPORATION      COM             336453 10 5   30,617  1,152,738 Sh                 OTHER                 1,152,738
DELTA PETE CORP              COM NEW         247907 20 7   30,212  1,437,291 Sh                 OTHER                 1,437,291
GULF ISLAND FABRICATION INC  COM             402307 10 2   29,843  1,260,787 Sh                 OTHER                 1,260,787
GARMIN LTD                   ORD             G37260 10 9   28,678    361,050 Sh                 OTHER                   361,050
INPUT/OUTPUT INC             COM             457652 10 5   27,314  2,812,950 Sh                 OTHER                 2,812,950
HENRY JACK & ASSOC INC       COM             426281 10 1   24,242  1,060,010 Sh                 OTHER                 1,060,010
ADVANCED MEDICAL OPTICS INC  COM             00763M 10 8   24,122    517,200 Sh                 OTHER                   517,200
BLOCK H & R INC              COM             093671 10 5   21,851  1,009,297 Sh                 OTHER                 1,009,297
KANSAS CITY SOUTHERN         COM NEW         485170 30 2   19,413    785,966 Sh                 OTHER                   785,966
MERGE TECHNOLOGIES INC       COM             589981 10 9   17,145  1,073,600 Sh                 OTHER                 1,073,600
STEWART ENTERPRISES INC      CL A            860370 10 5   16,332  2,860,170 Sh                 OTHER                 2,860,170
COAST FINL HLDGS INC         COM             190354 10 0   15,883    928,300 Sh                 OTHER                   928,300
WELLS FARGO & CO NEW         COM             949746 10 1   14,802    231,746 Sh                 OTHER                   231,746
CABOT CORP                   COM             127055 10 1   13,863    407,850 Sh                 OTHER                   407,850
CABELAS INC                  COM             126804 30 1   13,297    648,000 Sh                 OTHER                   648,000
LEGGETT & PLATT INC          COM             524660 10 7   13,232    542,964 Sh                 OTHER                   542,964
MARCUS CORP                  COM             566330 10 6   12,712    637,202 Sh                 OTHER                   637,202
PHI INC                      COM VTG         69336T 10 6   10,067    286,147 Sh                 OTHER                   286,147
O REILLY AUTOMOTIVE INC      COM             686091 10 9    8,835    241,650 Sh                 OTHER                   241,650
CAREMARK RX INC              COM             141705 10 3    6,960    141,524 Sh                 OTHER                   141,524
YRC WORLDWIDE INC            COM             984249 10 2    6,131    161,000 Sh                 OTHER                   161,000
INTERNATIONAL SHIPHOLDING CO PFD 6% CONV EX  460321 30 0    6,074    124,700 Sh                 OTHER                   124,700
QUICKSILVER RESOURCES INC    COM             74837R 10 4    5,855    151,450 Sh                 OTHER                   151,450
BANK OF AMERICA CORPORATION  COM             060505 10 4    5,705    125,265 Sh                 OTHER                   125,265
STONE ENERGY CORP            COM             861642 10 6    5,682    128,750 Sh                 OTHER                   128,750
US BANCORP DEL               COM NEW         902973 30 4    5,179    169,788 Sh                 OTHER                   169,788
WHITNEY HLDG CORP            COM             966612 10 3    5,161    145,546 Sh                 OTHER                   145,546
EXXON MOBIL CORP             COM             30231G 10 2    4,979     81,810 Sh                 OTHER                    81,810
MURPHY OIL CORP              COM             626717 10 2    4,521     90,740 Sh                 OTHER                    90,740
TIDEWATER INC                COM             886423 10 2    4,440     80,400 Sh                 OTHER                    80,400
SOUTHWESTERN ENERGY CO       COM             845467 10 9    4,294    133,400 Sh                 OTHER                   133,400
JP MORGAN CHASE & CO         COM             46625H 10 0    4,066     97,649 Sh                 OTHER                    97,649
WESTAR ENERGY INC            COM             95709T 10 0    3,689    177,250 Sh                 OTHER                   177,250

                          St. Denis J. Villere Co., LLC
                                       13F
                                 March 31, 2006

BROOKE CORP                  COM             112502 10 9    3,582    329,500 Sh                 OTHER                   329,500
SCHLUMBERGER LTD             COM             806857 10 8    3,576     28,254 Sh                 OTHER                    28,254
AMEDISYS INC                 COM             023436 10 8    3,429     98,688 Sh                 OTHER                    98,688
DST SYS INC DEL              COM             233326 10 7    3,166     54,650 Sh                 OTHER                    54,650
HANCOCK HLDG CO              COM             410120 10 9    3,018     64,866 Sh                 OTHER                    64,866
HYDRIL                       COM             448774 10 9    2,814     36,100 Sh                 OTHER                    36,100
VITRAN INC                   COM             92850E 10 7    2,744    136,700 Sh                 OTHER                   136,700
SCOTTS MIRACLE GRO CO        CL A            810186 10 6    2,340     51,140 Sh                 OTHER                    51,140
INTERNATIONAL RECTIFIER CORP COM             460254 10 5    2,308     55,700 Sh                 OTHER                    55,700
GENERAL CABLE CORP DEL NEW   COM             369300 10 8    2,302     75,900 Sh                 OTHER                    75,900
CERNER CORP                  COM             156782 10 4    2,263     47,700 Sh                 OTHER                    47,700
CHEMTURA CORP                COM             163893 10 0    2,166    183,900 Sh                 OTHER                   183,900
GENERAL ELECTRIC CO          COM             369604 10 3    2,036     58,549 Sh                 OTHER                    58,549
KEYCORP NEW                  COM             493267 10 8    1,965     53,400 Sh                 OTHER                    53,400
EMAGEON INC                  COM             29076V 10 9    1,833    107,900 Sh                 OTHER                   107,900
AMSOUTH BANCORPORATION       COM             032165 10 2    1,729     63,933 Sh                 OTHER                    63,933
ST  PAUL TRAVELERS INC       COM             792860 10 8    1,713     40,985 Sh                 OTHER                    40,985
CISCO SYS INC                COM             17275R 10 2    1,584     73,076 Sh                 OTHER                    73,076
BIO RAD LABS INC             CL A            090572 20 7    1,571     25,200 Sh                 OTHER                    25,200
CITIGROUP INC                COM             172967 10 1    1,481     31,359 Sh                 OTHER                    31,359
MARSH  & MCLENNAN COS INC    COM             571748 10 2    1,477     50,300 Sh                 OTHER                    50,300
PFIZER INC                   COM             717081 10 3    1,473     59,110 Sh                 OTHER                    59,110
TUPPERWARE BRANDS CORP       COM             899896 10 4    1,417     68,804 Sh                 OTHER                    68,804
BELLSOUTH CORP               COM             079860 10 2    1,164     33,604 Sh                 OTHER                    33,604
BP PLC                       SPONSORED ADR   055622 10 4    1,136     16,472 Sh                 OTHER                    16,472
CAL MAINE FOODS INC          COM NEW         128030 20 2    1,120    154,106 Sh                 OTHER                   154,106
GOLDMAN SACHS GROUP INC      COM             38141G 10 4    1,099      7,000 Sh                 OTHER                     7,000
DISNEY WALT CO               COM DISNEY      254687 10 6    1,097     39,350 Sh                 OTHER                    39,350
CAPITAL ONE FINL CORP        COM             14040H 10 5      968     12,025 Sh                 OTHER                    12,025
BRISTOW GROUP INC            COM             110394 10 3      927     30,000 Sh                 OTHER                    30,000
MCDONALDS CORP               COM             580135 10 1      914     26,600 Sh                 OTHER                    26,600
NIC INC                      COM             62914B 10 0      901    147,000 Sh                 OTHER                   147,000
SOUTHWEST BANCORP INC OKLA   COM             844767 10 3      892     40,100 Sh                 OTHER                    40,100
JOHNSON & JOHNSON            COM             478160 10 4      840     14,185 Sh                 OTHER                    14,185
AFLAC INC                    COM             001055 10 2      770     17,070 Sh                 OTHER                    17,070
IRWIN FINL CORP              COM             464119 10 6      754     39,000 Sh                 OTHER                    39,000
GRAINGER W W INC             COM             384802 10 4      754     10,000 Sh                 OTHER                    10,000
PROCTER & GAMBLE CO          COM             742718 10 9      733     12,720 Sh                 OTHER                    12,720
SECURITY BANK CORP           COM             814047 10 6      708     28,000 Sh                 OTHER                    28,000
CHEVRON CORP NEW             COM             166764 10 0      688     11,862 Sh                 OTHER                    11,862
PEOPLES FINL CORP MISS       COM             71103B 10 2      668     35,200 Sh                 OTHER                    35,200
PNC FINL SVCS GROUP INC      COM             693475 10 5      639      9,500 Sh                 OTHER                     9,500
AMERICAN INTL GROUP INC      COM             026874 10 7      634      9,600 Sh                 OTHER                     9,600
ALLSTATE CORP                COM             020002 10 1      625     12,000 Sh                 OTHER                    12,000
HOME DEPOT INC               COM             437076 10 2      579     13,682 Sh                 OTHER                    13,682

                          St. Denis J. Villere Co., LLC
                                       13F
                                 March 31, 2006

MORGAN STANLEY               COM NEW         617446 44 8      558      8,882 Sh                 OTHER                     8,882
KIMBERLY CLARK CORP          COM             494368 10 3      503      8,700 Sh                 OTHER                     8,700
WAL MART STORES INC          COM             931142 10 3      484     10,240 Sh                 OTHER                    10,240
MERCK & CO INC               COM             589331 10 7      467     13,255 Sh                 OTHER                    13,255
BRISTOL MYERS SQUIBB CO      COM             110122 10 8      464     18,868 Sh                 OTHER                    18,868
QLT INC                      COM             746927 10 2      448     58,317 Sh                 OTHER                    58,317
REGIONS FINANCIAL CORP NEW   COM             7591EP 10 0      439     12,478 Sh                 OTHER                    12,478
FIRST DATA CORP              COM             319963 10 4      422      9,020 Sh                 OTHER                     9,020
O CHARLEYS INC               COM             670823 10 3      411     22,250 Sh                 OTHER                    22,250
DEVELOPERS DIVERSIFIED RLTY  COM             251591 10 3      411      7,500 Sh                 OTHER                     7,500
PEPSICO INC                  COM             713448 10 8      407      7,045 Sh                 OTHER                     7,045
MICROSOFT CORP               COM             594918 10 4      386     14,202 Sh                 OTHER                    14,202
TOREADOR RES CORP            COM             891050 10 6      376     12,100 Sh                 OTHER                    12,100
RF MONOLITHICS INC           COM             74955F 10 6      363     59,200 Sh                 OTHER                    59,200
FEDERAL NATL MTG ASSN        COM             313586 10 9      362      7,050 Sh                 OTHER                     7,050
WACHOVIA CORP 2NDNEW         COM             929903 10 2      358      6,388 Sh                 OTHER                     6,388
VIACOM INC NEW               CL B            92553P 20 1      319      8,231 Sh                 OTHER                     8,231
MEDTRONIC INC                COM             585055 10 6      315      6,200 Sh                 OTHER                     6,200
COLGATE PALMOLIVE CO         COM             194162 10 3      313      5,485 Sh                 OTHER                     5,485
FEDERAL REALTY INVT TR       SH BEN INT NEW  313747 20 6      301      4,000 Sh                 OTHER                     4,000
CONOCOPHILLIPS               COM             20825C 10 4      289      4,572 Sh                 OTHER                     4,572
HEWITT ASSOCS INC            COM             42822Q 10 0      283      9,500 Sh                 OTHER                     9,500
NEWPARK RES INC              COM PAR $.01NEW 651718 50 4      268     32,700 Sh                 OTHER                    32,700
PPG INDS INC                 COM             693506 10 7      267      4,216 Sh                 OTHER                     4,216
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259 20 6      260      4,176 Sh                 OTHER                     4,176
ANADARKO PETE CORP           COM             032511 10 7      253      2,504 Sh                 OTHER                     2,504
VERIZON COMMUNICATIONS       COM             92343V 10 4      251      7,366 Sh                 OTHER                     7,366
SHORE BANCSHARES INC         COM             825107 10 5      251      7,125 Sh                 OTHER                     7,125
BAXTER INTL INC              COM             071813 10 9      233      6,000 Sh                 OTHER                     6,000
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER  494550 10 6      229      4,750 Sh                 OTHER                     4,750
ALTRIA GROUP INC             COM             02209S 10 3      229      3,227 Sh                 OTHER                     3,227
LOWES COS INC                COM             548661 10 7      221      3,435 Sh                 OTHER                     3,435
FIBERSTARS INC               COM             315662 10 6      216     24,000 Sh                 OTHER                    24,000
LINCARE HLDGS INC            COM             532791 10 0      212      5,448 Sh                 OTHER                     5,448
                                                          -------
                                                          935,766
                                                          =======